COMMITMENTS - Additional Bridge Financing (Details)			3 Months Ended		12 Months Ended
	Jan. 25, 2024 USD ($)	Nov. 21, 2023 USD ($) D $ / shares	Mar. 31, 2024 USD ($) D $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) D $ / shares	Dec. 31, 2022 USD ($) $ / shares
Note Payable
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Principal due			$ 220,000		$ 220,000	$ 666,667
Proceeds from note payable				$ 200,000	200,000	$ 600,000
Digital Health Acquisition Corp.
Note Payable
Share price trigger to determine reset of conversion price | $ / shares		$ 3
Proceeds from note payable				$ 250,000
Additional Bridge Promissory note | Digital Health Acquisition Corp.
Note Payable
Interest expenses- Bridge Note					12,642
Change in fair value			(2,133)		(2,726)
Additional Bridge Promissory note | Bridge Investor | Bridge Letter Agreement | Digital Health Acquisition Corp.
Note Payable
Original issue discount (in percent)		10.00%
Aggregate principal amount		$ 166,667
Aggregate subscription amount		150,000
Notes purchased on the date of signing		111,111
Notes purchased on the later date		$ 55,556
Annual fixed rate (as a percent)		8.00%
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Conversion price of convertible notes | $ / shares		10.00
Share price trigger to determine reset of conversion price | $ / shares		$ 10.00
Threshold percentage of stock price trigger to determine reset of conversion price		95.00%
Number of trading days to determine reset of conversion price | D		10
Maximum reset of conversion price (in dollars per share) | $ / shares		$ 2.00
Payments for optional prepayment as percentage of outstanding obligation		110.00%
Default interest rate (as a percent)		24.00%
Mandatory default penalty (as a percent)		125.00%
Principal due			$ 150,000		$ 100,000
Threshold percentage of stock price trigger to determine amortization conversion price			95.00%		95.00%
Number of trading days to determine amortization payment | D			10		10
Minimum conversion price to make amortization payment | $ / shares			$ 2.00		$ 2.00
Proceeds from note payable	$ 50,000	$ 100,000
Original issued discount expensed	5,556	11,111
Aggregate current value	$ 51,705	$ 100,000	$ 156,564		$ 102,726
Interest expenses- Bridge Note			3,062		12,642
Change in fair value			$ 2,133		$ 2,726